As filed with the Securities and Exchange Commission on May 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06317

The Jundt Growth Fund, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1. Schedule of Investments.

			Jundt Growth Fund

Schedule of Investments (unaudited)			March 31, 2006

Industry Description and Issue	Shares	Cost	Market Value (a)
COMMON STOCKS
Biotechnology (4.2%)
Amgen, Inc. (b)	7,700	$560,524	$560,175
Biogen Idec, Inc. (b)	2,600	124,758	122,460
		685,282	682,635
Cellular Services (3.8%)
Sprint Nextel Corp.	23,800	560,375	614,992
Computer Hardware (0.9%)
Hewlett-Packard Co.	4,600	151,660	151,340
Computer Services/Software (11.7%)
Adobe Systems, Inc.	5,600	211,061	195,552
Immersion Corp. (b)(d)	120,700	863,301	1,047,676
Microsoft Corp.	20,900	566,146	568,689
Wipro Ltd - ADR (f)	6,000	74,536	89,220
		1,715,044	1,901,137
Consumer (0.2%)
Corning, Inc. (b)	1,400	23,084	37,674
Discount (1.8%)
Costco Wholesale Corp.	1,800	89,408	97,488
Home Depot, Inc.	1,400	44,550	59,220
Lowe's Cos, Inc.	200	7,421	12,888
Sears Holding's Corp. (b)	200	26,316	26,448
Target Corp.	1,900	98,420	98,819
		266,115	294,863
Energy (2.0%)
Archer-Daniels-Midland Co.	7,900	245,242	265,835
Foster Wheeler Ltd (b)(f)	1,300	42,541	61,503
		287,783	327,338
Financial Services (3.5%)
American International Group, Inc.	2,600	168,844	171,834
Willis Group Holdings Ltd. (f)	11,500	432,341	393,990
		601,185	565,824
Healthcare Services (1.4%)
Express Scripts, Inc. (b)	2,500	128,737	219,750
Internet Services (2.9%)
Baidu.com - ADR (b)(f)	100	5,147	5,607
CheckFree Corp. (b)	8,900	426,669	449,450
Yahoo!, Inc. (b)	600	18,277	19,356
		450,093	474,413
Media (1.1%)
Central European Media Entrprs (b)(f)	2,600	184,628	178,386
Medical Devices (7.0%)
C.R. Bard, Inc.	500	26,982	33,905
China Med Technologies - ADR (b)(f)	9,300	251,503	280,953
Medtronic, Inc.	2,000	96,620	101,500
St. Jude Medical, Inc. (b)	14,700	674,198	602,700
Stryker Corp.	2,600	112,420	115,284
		1,161,723	1,134,342
Miscellaneous (0.8%)
Garmin Ltd. (f)	1,700	117,764	135,031
National Radio (3.7%)
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	26,800	641,549	596,836

				Jundt Growth Fund

Schedule of Investments (unaudited)(continued)				March 31, 2006

COMMON STOCKS (CONCLUDED)

Industry Description and Issue	Shares	Cost		Market Value (a)
Oil Drilling, Equipment & Services (4.2%)
GlobalSantaFe Corp. (f)	3,700	186,078		224,775
Nabors Industries Ltd. (b)(f)	3,000	204,962		214,740
Noble Corp. (f)	400	29,764		32,440
Schlumberger Ltd. (f)	1,400	173,461		177,198
Transocean, Inc. (b)(f)	400	30,500		32,120
		624,765		681,273
Pharmaceuticals (11.7%)
AstraZeneca Plc - ADR (f)	7,400	379,309		371,702
Schering-Plough Corp.	35,300	697,596		670,347
Sepracor, Inc. (b)	13,200	709,976		644,292
Wyeth	4,600	212,167		223,192
		1,999,048		1,909,533
Restaurants (3.2%)
The Cheesecake Factory (b)	7,200	251,111		269,640
Yum! Brands, Inc.	5,200	267,947		254,072
		519,058		523,712
Semiconductor (1.8%)
SanDisk Corp. (b)	5,100	320,732		293,352
Specialty (0.5%)
Coach, Inc. (b)	200	4,212		6,916
Starbucks Corp. (b)	1,800	61,188		67,752
		65,400		74,668
Telecommunications Infrastructure (1.1%)
Cisco Systems, Inc. (b)	1,400	29,141		30,338
Neustar, Inc. (b)	4,700	121,799		145,700
		150,940		176,038
Transportation (1.0%)
FedEx Corp.	1,500	157,325		169,410
Wireless (2.7%)
Palm Inc. New (b)	17,200	357,478		398,352
Research In Motion Ltd. (b)(f)	400	33,924		33,952
		391,402		432,304
TOTAL COMMON STOCKS (71.2%)		$11,203,692		$11,574,851

SHORT TERM INVESTMENTS	Principal
Industry Description and Issue	Amount	Cost		Market Value (a)
Repurchase Agreement (4.6%)
Repurchase agreement with U.S. Bank, N.A. 3.75%
acquired on 03/31/06 and due 04/03/06 with proceeds of
$486,416 collateralized by $496,921 FGLMC, 4.50%, due
7/1/2034, value including accrued interest, $488,423;
$128,159 collateralized by $130,712 FGCI, 4.50%, due
2/1/2020, value including accrued interest, $128,670;
$135,425 collateralized by $138,123 FNCI, 4.50%, due
9/1/2018, value including accrued interest, $135,964.	$ 750,000	$750,000		$750,000
Total Short-Term Investments (4.6%)		750,000		750,000
Total investments (75.8%)		$11,953,692	(c)	12,324,851
Other assets in excess of liabilities (24.2%)				3,929,478
Total Net Assests (100.0%)				$16,254,329

Jundt Growth Fund

Schedule of Investments (unaudited)(concluded)								March 31, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.

(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2006, was
$12,044,055. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 698,369
	Gross unrealized depreciation		(417,573)
	Net unrealized appreciation		$ 280,796

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Growth Fund, as defined in the Investment Company
Act of 1940, at or during the period ended March 31, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 863,301	$ -	$ -	$ 863,301	$ 1,047,676	$ -	$ -
	Total	$ 863,301	$ -	$ -	$ 863,301	$ 1,047,676	$ -	$ -

(e)	As of March 31, 2006, initial margin deposits of $833,250
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue				Market Value		Depreciation
	11	S&P 500 - June 2006				$ 3,584,075		$ (30,721)
	44	NASDAQ 100 - June 2006				7,568,000		(115,918)
	Total					$ 11,152,075		$ (146,639)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $111,350, held in a margin account as collateral for short sales and options as of March 31, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jundt Growth Fund, Inc.

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date May 22, 2006

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date May 22, 2006